STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (USD $)	Total	General Partner	Limited Partners
PARTNERS' CAPITAL at Dec. 31, 2010	$ 227,549,777	$ 8,063,381	$ 219,486,396
PARTNERS' CAPITAL (in units) at Dec. 31, 2010	1,177,705
Increase (Decrease) in Partners' Capital
Subscriptions	3,790,772		3,790,772
Subscriptions (in units)	19,912
Net Profit (Loss)	(10,607,506)	(380,569)	(10,226,937)
Redemptions	(49,904,003)	(7,681,162)	(42,222,841)
Redemptions (in units)	(265,775)
PARTNERS' CAPITAL at Dec. 31, 2011	170,829,040	1,650	170,827,390
PARTNERS' CAPITAL (in units) at Dec. 31, 2011	931,842
Increase (Decrease) in Partners' Capital
Subscriptions	779,303		779,303
Subscriptions (in units)	4,288
Net Profit (Loss)	(11,730,378)	(133)	(11,730,245)
Redemptions	(41,139,950)		(41,139,950)
Redemptions (in units)	(231,544)
PARTNERS' CAPITAL at Dec. 31, 2012	118,738,015	1,517	118,736,498
PARTNERS' CAPITAL (in units) at Dec. 31, 2012	704,586
Increase (Decrease) in Partners' Capital
Subscriptions	37,000		37,000
Subscriptions (in units)	220
Net Profit (Loss)	(6,729,942)	(101)	(6,729,841)
Redemptions	(41,137,145)		(41,137,145)
Redemptions (in units)	(254,056)
PARTNERS' CAPITAL at Dec. 31, 2013	$ 70,907,928	$ 1,416	$ 70,906,512
PARTNERS' CAPITAL (in units) at Dec. 31, 2013	450,750